Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 16, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on extinguishment of debt (previously write-off of financing fees)		$ 13,397	$ 6,346	$ 22,211
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(74,295)	(29,519)	(22,714)
Net cash provided by operating activities		1,822,605	2,075,171	1,601,247
Cash flows from financing activities
Early redemption premium		(6,829)	(5,154)	(15,506)
Net cash used in financing activities		$ (53,388)	$ (584,802)	$ (148,506)
Senior Notes due 2021 (the "Notes") [Member]
Cash flows from financing activities
Early redemption premium	$ (6,700)